Jan. 22, 2024
TIAA-CREF Social Choice Equity Fund
TIAA-CREF Social Choice Equity Fund

TIAA-CREF U.S. Equity Funds

TIAA-CREF Social Choice Equity Fund (the “Fund”)

SUPPLEMENT NO. 1
dated January 22, 2024 to the Summary Prospectus dated March 1, 2023

SUPPLEMENT NO. 3
dated January 22, 2024 to the Statutory Prospectus dated March 1, 2023

The Board has also approved a change in the Fund’s name and non-fundamental policy to invest at least 80% of its assets in particular investments (“80% Policy”), effective May 1, 2024. Therefore, effective as of May 1, 2024, all references to the TIAA-CREF Social Choice Equity Fund in both the Summary Prospectus and Statutory Prospectus are hereby changed to the Nuveen Large Cap Responsible Equity Fund.

The Board of Trustees (the “Board”) of the TIAA-CREF Funds has approved changes to the Fund’s benchmark and investment objective, effective as of March 1, 2024. Therefore, effective March 1, 2024, all references to the Fund’s benchmark in both the Summary Prospectus and Statutory Prospectus are hereby changed from the Russell 3000® Index to the S&P 500® Index. Additionally, effective March 1, 2024, the following language hereby replaces in its entirety the language in the Fund’s “Investment objective” section in both the Summary Prospectus and Statutory Prospectus:

The Fund seeks a favorable long-term total return that reflects the investment performance of the U.S. equity markets, as represented by the benchmark index, while giving special consideration to certain environmental, social and governance (“ESG”) criteria.

Additionally, effective as of May 1, 2024, the following language hereby replaces the Fund’s 80% policy found in the first sentence in the first paragraph of the Fund’s “Principal investment strategies” section in both the Summary Prospectus and Statutory Prospectus:

Under normal circumstances, the Fund invests at least 80% of its assets in large-cap equity securities that meet the Fund’s ESG criteria.

Further, effective as of May 1, 2024, the following language hereby replaces in its entirety the last sentence of the first paragraph of the Fund’s “Principal investment strategies” section in both the Summary Prospectus and Statutory Prospectus:

For purposes of the 80% investment policy, “large-cap” securities are equity securities that at the time of purchase have a market capitalization within the range of companies included in the S&P 500 Index and “assets” means net assets, plus the amount of any borrowings for investment purposes.